Trade and Other payables and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Trade And Other Payables And Other Current Liabilities [Abstract]
Provision for penalty claims	$ 45,700	$ 14,600